Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Interest income from related party	$ 67,018	$ 77,685	$ 117,321
Capital contribution from loans sale to related party		13,502	57,440
Origination fees to related party	0	3,518	26,879
Gains on loans to related party	196,593	235,202	21,412
Write-down to fair value for loans sold to related party	68,410	28,694	65,685
Participated loans
Related Party Transaction [Line Items]
Loans sold to related party	3,629	780
Non-Participated loans
Related Party Transaction [Line Items]
Loans sold to related party	$ 2,412,217	$ 2,639,465	$ 1,897,663